Warrant liabilities (Details 2) - ¥ / shares	1 Months Ended	12 Months Ended
	Sep. 16, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding warrants Exercised	218,247
Private Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding warrants, beginning		270,500	270,500
Weighted Average Exercise Price Per Share , beginning		¥ 11.50	¥ 11.50
Average remaining Period (Years)		4 years	5 years	5 years
Outstanding warrants Issued
Weighted Average Exercise Price Per Share Issued
Outstanding warrants Forfeited
Weighted Average Exercise Price Per Share Forfeited
Outstanding warrants Exercised
Weighted Average Exercise Price Per Share Exercised
Outstanding warrants Expired
Weighted Average Exercise Price Per Share Expired
Outstanding warrants, beginning		270,500	270,500	270,500
Weighted Average Exercise Price Per Share , beginning		¥ 11.50	¥ 11.50	¥ 11.50